Accounts receivable and prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable And Prepaid Expenses
Schedule of accounts receivable and prepaid expenses

	December 31,	December 31,
	2023	2022
Accounts receivable (Note 11(b))	$389,895	$198,942
Prepaid expenses	63,745	60,529
	$453,640	$259,471